Summary of Significant Accounting Policies - Disaggregation of revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 19,088,423	$ 15,638,572	$ 74,625,867	$ 54,446,168
Retail
Disaggregation of Revenue [Line Items]
Revenue	16,471,799	12,412,223	62,123,357	44,692,385
Wholesale
Disaggregation of Revenue [Line Items]
Revenue	$ 2,616,624	$ 3,226,349	$ 12,502,510	$ 9,753,783